Stream, Royalty and Other Interests - Carrying Amount Related to Stream, Royalty and Other Agreements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Depletion	$ 33,124	$ 37,845
Impairment of stream, royalty and other interests	8,877	2,660
Carrying Amount	356,612	395,533
Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	717,452	656,728
Net Additions (disposals)	3,526	60,724
Ending Cost	720,978	717,452
Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	321,919	282,522
Depletion	33,124	36,737
Depletion in Ending Inventory	446	0
Impairment of stream, royalty and other interests	8,877	2,660
Ending	364,366	321,919
Diavik [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Impairment of stream, royalty and other interests	7,900	2,400
Other Royalties [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount		78,518
Other Royalties [member] | Regroup with other royalties [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	79,000
Other Royalties [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	210,441	209,579
Net Additions (disposals)		862
Ending Cost		210,441
Other Royalties [member] | Cost [member] | Regroup with other royalties [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	234,474
Net Additions (disposals)	3,445
Ending Cost	237,919	234,474
Other Royalties [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	131,923	128,518
Depletion		3,193
Depletion in Ending Inventory		0
Impairment of stream, royalty and other interests		212
Ending		131,923
Other Royalties [member] | Accumulated Depreciation [member] | Regroup with other royalties [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	155,956
Depletion	1,948
Depletion in Ending Inventory	0
Impairment of stream, royalty and other interests	1,015
Ending	158,919	155,956
BRAZIL | Aurizona [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	9,039	10,106
BRAZIL | Aurizona [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	11,091	11,033
Net Additions (disposals)	0	58
Ending Cost	11,091	11,091
BRAZIL | Aurizona [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	985	310
Depletion	1,067	675
Depletion in Ending Inventory	0	0
Impairment of stream, royalty and other interests	0	0
Ending	2,052	985
BRAZIL | Chapada Mine [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	52,672	55,586
BRAZIL | Chapada Mine [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	69,554	69,528
Net Additions (disposals)	0	26
Ending Cost	69,554	69,554
BRAZIL | Chapada Mine [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	13,968	10,602
Depletion	2,914	3,366
Depletion in Ending Inventory	0	0
Impairment of stream, royalty and other interests	0	0
Ending	16,882	13,968
CANADA | Bachelor Lake [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount		0
CANADA | Bachelor Lake [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	24,033	24,029
Net Additions (disposals)		4
Ending Cost		24,033
CANADA | Bachelor Lake [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	24,033	23,564
Depletion		469
Depletion in Ending Inventory		0
Impairment of stream, royalty and other interests		0
Ending		24,033
CANADA | Black Fox [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	7,391	8,405
CANADA | Black Fox [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	37,817	37,799
Net Additions (disposals)	0	18
Ending Cost	37,817	37,817
CANADA | Black Fox [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	29,412	28,091
Depletion	1,014	1,321
Depletion in Ending Inventory	0	0
Impairment of stream, royalty and other interests	0	0
Ending	30,426	29,412
CANADA | Bracemac Mcleod [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	1,911	3,396
CANADA | Bracemac Mcleod [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	21,495	21,495
Net Additions (disposals)	0	0
Ending Cost	21,495	21,495
CANADA | Bracemac Mcleod [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	18,099	16,521
Depletion	1,485	1,578
Depletion in Ending Inventory	0	0
Impairment of stream, royalty and other interests	0	0
Ending	19,584	18,099
CANADA | Diavik [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	9,914	19,838
CANADA | Diavik [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	53,111	53,111
Net Additions (disposals)	23	0
Ending Cost	53,134	53,111
CANADA | Diavik [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	33,273	23,569
Depletion	2,085	7,256
Depletion in Ending Inventory	0	0
Impairment of stream, royalty and other interests	7,862	2,448
Ending	43,220	33,273
CANADA | Ming [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	8,575	9,015
CANADA | Ming [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	20,070	20,070
Net Additions (disposals)	5	0
Ending Cost	20,075	20,070
CANADA | Ming [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	11,055	9,866
Depletion	445	1,189
Depletion in Ending Inventory	0	0
Impairment of stream, royalty and other interests	0	0
Ending	11,500	11,055
ECUADOR | Fruta del Norte [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	31,977	33,225
ECUADOR | Fruta del Norte [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	33,259	0
Net Additions (disposals)	8	33,259
Ending Cost	33,267	33,259
ECUADOR | Fruta del Norte [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	34	0
Depletion	1,256	34
Depletion in Ending Inventory	0	0
Impairment of stream, royalty and other interests	0	0
Ending	1,290	34
TURKEY | Hod Maden [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	5,818	5,818
TURKEY | Hod Maden [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	5,818	5,818
Net Additions (disposals)	0	0
Ending Cost	5,818	5,818
TURKEY | Hod Maden [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	0	0
Depletion	0	0
Depletion in Ending Inventory	0	0
Impairment of stream, royalty and other interests	0	0
Ending	0	0
BURKINA FASO | Hounde [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	32,789	36,586
BURKINA FASO | Hounde [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	45,101	45,036
Net Additions (disposals)	19	65
Ending Cost	45,120	45,101
BURKINA FASO | Hounde [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	8,515	4,478
Depletion	3,816	4,037
Depletion in Ending Inventory	0	0
Impairment of stream, royalty and other interests	0	0
Ending	12,331	8,515
BURKINA FASO | Karma [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	8,849	13,041
BURKINA FASO | Karma [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	26,289	26,289
Net Additions (disposals)	0	0
Ending Cost	26,289	26,289
BURKINA FASO | Karma [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	13,248	9,873
Depletion	3,843	3,375
Depletion in Ending Inventory	349	0
Impairment of stream, royalty and other interests	0	0
Ending	17,440	13,248
MONGOLIA | Hugo North Extension and Heruga [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	35,352	35,351
MONGOLIA | Hugo North Extension and Heruga [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	35,351	35,351
Net Additions (disposals)	1	0
Ending Cost	35,352	35,351
MONGOLIA | Hugo North Extension and Heruga [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	0	0
Depletion	0	0
Depletion in Ending Inventory	0	0
Impairment of stream, royalty and other interests	0	0
Ending	0	0
UNITED STATES | Relief Canyon [Member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	23,534	26,416
UNITED STATES | Relief Canyon [Member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	26,416	0
Net Additions (disposals)	25	26,416
Ending Cost	26,441	26,416
UNITED STATES | Relief Canyon [Member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	0	0
Depletion	2,820	0
Depletion in Ending Inventory	87	0
Impairment of stream, royalty and other interests	0	0
Ending	2,907	0
MEXICO | Santa Elena [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	1,422	1,744
MEXICO | Santa Elena [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	23,354	23,354
Net Additions (disposals)	0	0
Ending Cost	23,354	23,354
MEXICO | Santa Elena [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	21,610	21,058
Depletion	312	552
Depletion in Ending Inventory	10	0
Impairment of stream, royalty and other interests	0	0
Ending	21,932	21,610
ARGENTINA | Yamana Silver Stream [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	48,369	58,488
ARGENTINA | Yamana Silver Stream [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	74,252	74,236
Net Additions (disposals)	0	16
Ending Cost	74,252	74,252
ARGENTINA | Yamana Silver Stream [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	15,764	6,072
Depletion	10,119	9,692
Depletion in Ending Inventory	0	0
Impairment of stream, royalty and other interests	0	0
Ending	$ 25,883	$ 15,764